Business Segment Information	12 Months Ended
Sep. 30, 2012
Business Segment Information [Abstract]
Business Segment Information

13. Business Segment Information

The Company is organized based on the products and services it offers. Under this organizational structure, the Company has three reporting segments: Utility Solutions Group (USG), RF Shielding and Test (Test) and Filtration/Fluid Flow (Filtration).

The USG segment's operations consist of: Aclara Technologies LLC (Aclara) and Doble Engineering Company (Doble). Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Aclara's STAR® Network system and TWACS® technology provide advanced radio-frequency and power-line based fixed-network technologies proven to meet the wide-ranging data communications requirements of utilities worldwide. Aclara Software applications add value across the utility enterprise, addressing meter and energy data management, distribution planning and operations, customer service, revenue management and integration solutions. Doble provides high-end, intelligent diagnostic test solutions for the electric power delivery industry and is a leading supplier of power factor and partial discharge testing instruments used to assess the integrity of high-voltage power delivery equipment.

Test segment operations represent the EMC Group, consisting primarily of ETS-Lindgren L.P. and Lindgren R.F. Enclosures, Inc. The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy. The EMC Group also manufactures radio frequency shielding products and components used by manufacturers of medical equipment, communications systems, electronic products, and shielded rooms for high-security data processing and secure communication.

The Filtration segment's operations consist of: PTI Technologies Inc., VACCO Industries, Crissair, Inc. and Thermoform Engineered Quality LLC. The companies within this segment design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

Accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1 to the Consolidated Financial Statements. The operating units within each reporting segment have been aggregated because of similar economic characteristics and meet the other aggregation criteria of FASB ASC 280.

The Company evaluates the performance of its operating units based on EBIT, which is defined as: Earnings Before Interest and Taxes. Intersegment sales and transfers are not significant. Segment assets consist primarily of customer receivables, inventories, capitalized software and fixed assets directly associated with the production processes of the segment. Segment depreciation and amortization is based upon the direct assets listed above.

NET SALES

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$317.7	349.6	348.3
Test	175.9	176.5	138.4
Filtration	194.8	167.6	120.8

Consolidated totals	$688.4	693.7	607.5

No customers exceeded 10% of sales in 2012, 2011 or 2010.

EBIT

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$46.2	54.3	67.4
Test	14.0	18.6	12.2
Filtration	38.0	30.8	19.5
Reconciliation to consolidated totals (Corporate)	(24.2)	(24.2)	(25.5)

Consolidated EBIT	74.0	79.5	73.6
Less: interest expense	(2.3)	(2.5)	(3.9)

Earnings before income tax	$71.7	77.0	69.7

IDENTIFIABLE ASSETS

(Dollars in millions)

Year ended September 30,	2012	2011

Utility Solutions	$234.8	203.6
Test	92.8	100.6
Filtration	98.4	88.6
Corporate	607.8	619.0

Consolidated totals	$1,033.8	1,011.8

Corporate assets consist primarily of goodwill, deferred taxes, acquired intangible assets and cash balances.

CAPITAL EXPENDITURES

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$7.6	8.9	5.3
Test	2.2	1.5	1.9
Filtration	4.4	3.3	6.2
Corporate	0.6	—	—

Consolidated totals	$14.8	13.7	13.4

In addition to the above amounts, the Company incurred expenditures for capitalized software of $13.1 million, $14.2 million and $8.8 million in 2012, 2011 and 2010, respectively.

DEPRECIATION AND AMORTIZATION

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$13.7	13.1	12.2
Test	2.5	2.2	2.3
Filtration	3.9	3.3	2.7
Corporate	4.7	4.9	4.9

Consolidated totals	$24.8	23.5	22.1

GEOGRAPHIC INFORMATION

Net sales

(Dollars in millions)

Year ended September 30,	2012	2011	2010

United States	$501.9	512.4	466.1
Asia	67.4	45.9	54.2
Europe	61.7	57.1	36.7
Canada	22.0	19.6	13.6
Mexico	6.4	38.0	9.5
Other	29.0	20.7	27.4

Consolidated totals	$688.4	693.7	607.5

Long-lived assets

(Dollars in millions)

Year ended September 30,	2012	2011

United States	$70.3	67.3
Europe	2.6	3.4
Other	3.0	2.4

Consolidated totals	$75.9	73.1

Net sales are attributed to countries based on location of customer. Long-lived assets are attributed to countries based on location of the asset.